Related Party Transactions (Details)	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2023 CNY (¥)
Related Party Transactions [Line Items]
Costs and expenses				¥ 6,110,640
Beijing Shanronghaina Network Technology Co., Ltd. [Member]
Related Party Transactions [Line Items]
Cash Consideration received				¥ 20,000,000	¥ 2,000,000
Beijing Shanronghaina Network Technology Co., Ltd. [Member]
Related Party Transactions [Line Items]
Cash consideration for disposal	¥ 22,000,000